Summary of Realized Gains/Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Gross gains on sales	$ 0	$ 55	$ 169
Gross losses on sales	0	0	(23)
Net gain on sale of securities	0	55	146
Tax provision (benefit) applicable to net gains (losses) on sale of securities	0	19	50
Proceeds from sales of available for sale securities	$ 0	$ 9,014	$ 9,703